Lord Abbett Series Fund, Inc.

90 Hudson Street

Jersey City, NJ 07302

February 1, 2010

VIA EDGAR

United States Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Lord Abbett Series Fund, Inc. (the “Registrant”)
1933 Act File No. 033- 31072
1940 Act File No. 811-05876

Dear Sir or Madam:

    Pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended (the “Securities Act”), and the requirements of the current EDGAR Filer Manual and Regulation S-T under the Securities Act, enclosed for filing with the Securities and Exchange Commission (the “SEC”) is Post-Effective Amendment No. 32 to the Registrant’s Registration Statement on Form N-1A (the “Amendment”).

    The Registrant is filing the Amendment to update certain information with respect to eight of its existing series, and to comply with amendments to Form N-1A promulgated under SEC Release IC- 28584. Additionally, the Registrant is filing the Amendment to add four new series of the Registrant, designated as follows:

    (1) “Lord Abbett Series Fund – Developing Growth Portfolio.” This Fund’s investment objective will be long-term growth of capital.

    (2) “Lord Abbett Series Fund – International Core Equity Portfolio.” This Fund’s investment objective will be to seek long-term capital appreciation.

    (3) “Lord Abbett Series Fund – Total Return Portfolio.” This Fund’s investment objective will be to seek income and capital appreciation to produce a high total return.

    (4) “Lord Abbett Series Fund – Value Opportunities Portfolio.” This Fund’s investment objective will be long-term capital appreciation.

    It is proposed that this filing become effective on May 1, 2010. On or about April 16, 2010, to facilitate the printing and distribution necessary to make the Registrant’s series available as investment options in variable insurance and variable annuity products, the Registrant intends to file another post-effective amendment, to become effective May 1, 2010, that will update certain financial and other information anticipated in the Amendment.

U.S. Securities and Exchange Commission

February 1, 2010

    Any communication relating to this filing should be directed to the undersigned at (201) 827-2225.

Sincerely,

/s/ Thomas R. Phillips
Thomas R. Phillips
Vice President and Assistant Secretary